Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets – gross	$ 18,002	$ 15,213
Less: accumulated amortization	(2,370)	(530)
Total	$ 15,632	$ 14,683